UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	5/31/2005

Date of reporting period:	2/28/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of February 28, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.9%
COMMON STOCKS 96.1%
Capital Markets 0.7%
50,000	Globaly Corp.(d)	$1,647,370
47,000	Kobayashi Yoko Co., Ltd.(d)	974,080
127,000	Nihon Unicom Corp.(d)	2,009,087

		4,630,537
Chemicals 3.6%
119,100	Hokko Chemical Industry Co., Ltd.(d)	452,065
347,300	Huntsman Corp.(a)(c)	9,918,888
400,100	Lyondell Chemical Co.	13,543,385

		23,914,338
Construction Materials 0.5%
3,130,000	Anhui Conch Cement Co., Ltd.(d)	3,435,393
Electrical Equipment 0.3%
352,200	Evergreen Solar, lnc.(a)(c)	2,085,024
Energy Equipment & Services 34.6%
528,700	BJ Services Co.	26,413,852
71,700	CARBO Ceramics, Inc.	5,304,366
51,000	Cooper Cameron Corp.(a)	2,942,190
386,100	ENSCO International, Inc.	15,552,108
62,388	FMC Technologies, Inc.(a)	2,154,881
553,900	GlobalSantaFe Corp.	20,771,250
48,800	Grant Prideco, Inc.(a)	1,179,008
75,400	Grey Wolf, Inc.(a)(c)	489,346
23,500	Hydril Co.(a)	1,411,645
97,800	Nabors Industries Ltd.(a)	5,613,720
692,500	National-Oilwell, Inc.(a)(c)	31,397,950
137,100	Oil States International, Inc.(a)	2,884,584
1,277,400	OPTI Canada, Inc. (Class “C” Stock)(a)	29,206,000
474,118	OPTI Canada, Inc. (Class “C” Stock) 144A(a)(i)	10,840,058
65,000	Rowan Cos., Inc.	2,059,200
439,900	Smith International, Inc.(a)	28,267,974
236,200	Todco(a)	5,949,878
182,200	Transocean, Inc.(a)	8,833,056
43,300	W-H Energy Services, Inc.(a)	1,143,120
425,200	Weatherford International Ltd.(a)	25,346,172

		227,760,358
Food Products 0.2%
79,200	Cresud S.A.C.I.F.y A. (ADR)(c)	1,304,424
Household Durables 0.5%
179,000	Blount International, Inc.(a)	3,066,270
Industrial Conglomerates 2.2%
137,900	Phelps Dodge Corp.	14,679,455

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
Machinery 0.3%
62,800	Railpower Technologies Corp.(a)	255,090
442,700	Railpower Technologies Corp. 144A(a)(i)	1,798,222

		2,053,312
Metals & Mining 20.7%
408,700	Aflease Gold & Uranium Resources Ltd. (ADR)(a)	3,253,252
129,100	Alumina Ltd. (ADR)(c)	2,472,265
543,600	Alumina Ltd.(d)	2,589,819
52,400	Aluminum Corp. of China (ADR)(c)	3,476,740
47,900	Anglo American Platinum Corp., Ltd.	1,889,303
104,170	AngloGold Ashanti Ltd. (ADR)(c)	3,746,995
347,050	Aquarius Platinum Ltd.(d)	1,565,034
580,400	AXMIN, Inc.(a)	287,047
362,100	Cameco Corp.	16,484,445
126,011	Canico Resource Corp.(a)	1,762,356
72,100	Coeur d’Alene Mines Corp.(a)	289,121
380,700	Companhia Vale do Rio Doce (ADR)(c)	13,324,500
1,580,500	Crystallex International Corp.(a)(c)	5,342,090
632,600	DRDGOLD Ltd. (ADR)(a)(c)	664,230
10,540	European Goldfields Ltd.(a)	24,355
109,900	First Quantum Minerals Ltd.(a)	2,025,318
43,000	FNX Mining Co., Inc.(a)	237,068
14,200	FNX Mining Co., Inc. 144A(a)(i)	78,288
147,900	Freeport-McMoRan Copper & Gold, Inc. (Class B)(c)	6,185,178
190,200	Gabriel Resources Ltd.(a)	292,995
573,300	Gold Fields Ltd. (ADR)	6,925,464
166,900	Gold Reserve, Inc.(a)	742,890
147,373	Harmony Gold Mining Co., Ltd.	1,263,648
280,800	Harmony Gold Mining Ltd. (ADR)(c)	2,398,032
267,600	Impala Platinum (ADR)	5,899,162
30,700	Impala Platinum Holdings Ltd.	2,690,281
131,000	Ivanhoe Mines Ltd.(a)	1,033,428
151,042	Kinross Gold Corp.(a)	1,009,069
7,131,900	Lihir Gold Ltd.(a)(d)	6,436,053
89,500	Massey Energy Co.	3,900,410
343,400	Meridian Gold, lnc.(a)(c)	6,644,790
216,500	Meridian Gold, Inc. (Toronto Exchange)(a)	4,181,150
61,100	Miramar Mining Corp.(a)	73,931
86,400	Miramar Mining Corp. (Toronto Exchange)(a)	105,776
414,700	Nevsun Resources Ltd.(a)	975,053
131,200	Newcrest Mining Ltd.(d)	1,786,035
280,000	Orezone Resources, Inc.(a)	360,954
351,500	Oxus Gold PLC(a)	422,272
69,745	Pan American Silver Corp.(a)	1,175,611
808,800	Peru Copper, Inc.(a)	872,145
627,700	Placer Dome, Inc.	10,852,933
380,300	Platinum Group Metals Ltd.(a)	308,335
88,100	Southern Peru Copper Corp.(c)	5,542,371
608,800	Southern Platinum Corp.(a)	1,283,347
608,800	SouthemEra Diamonds, Inc.(a)	217,182
107,200	Stornoway Diamond Corp.(a)	158,184

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Shares	Description	Value
263,900	Western Silver Corp.(a)	2,786,784

		136,035,689
Oil & Gas 32.3%
1,200,000	BPI Industries, Inc.
	(cost $1,377,540; Purchased 12/31/04)(a)(d)(e)(f)	2,125,831
128,400	Carrizo Oil & Gas, Inc.(a)(c)	1,924,716
47,200	Cheniere Energy, Inc.(a)(c)	3,511,680
316,400	Compton Petroleum Corp.(a)	3,206,584
157,000	Denbury Resources, Inc.(a)(c)	5,333,290
93,300	Duvernay Oil Corp.(a)	2,038,621
116,000	Encore Acquisition Co.(a)	4,935,800
710,400	Endeavour International Corp.(a)(c)	3,047,616
77,500	Eni S.p.A. (ADR)	10,152,500
237,600	Frontline Ltd.	13,700,016
409,100	Galaxy Energy Corp.(a)(c)	695,470
509,800	Gasco Energy, Inc.(a)(c)	1,911,750
190,600	Genoil, Inc.(a)	53,314
130,300	Houston Exploration Co. (The)(a)	7,544,370
66,920	KCS Energy, Inc.(a)	1,149,016
144,000	McMoRan Exploration Co.(a)(c)	2,986,560
190,500	Nelson Resources Ltd.(a)	378,405
173,300	Nexen, Inc. (Canadian Dollar)	8,748,184
580,100	OMI Corp.	12,141,493
113,000	Petroleo Brasileiro SA (ADR)(c)	5,514,400
135,800	Quicksilver Resources, Inc.(a)(c)	6,760,124
343,100	Range Resources Corp.	8,659,844
525,800	Sasol Ltd. (ADR)(c)	13,350,062
27,000	Sibneft (ADR)(a)(c)	476,010
266,600	Southwestern Energy Co.(a)	16,262,600
33,000	St. Mary Land & Exploration Co.(c)	1,679,040
766,900	Suncor Energy, Inc.	29,947,445
21,900	Surgutneftegaz (ADR)(c)	915,420
256,900	Teekay Shipping Corp.(c)	12,734,533
184,394	Trident Resources Corp. (a)(d)(e)(f) (cost $2,058,960; Purchased 12/04/03-8/25/04)	2,466,759
1,165,500	UTS Energy Corp.(a)	1,833,201
815,200	Warren Resources, Inc.(a)	9,619,360
287,600	Western Gas Resources, Inc.	10,641,200
129,300	Western Oil Sands, Inc. (Class A)(a)	6,200,823

		212,646,037
Real Estate 0.2%
72,400	IRSA Inversiones y Representaciones S.A. (GDR)(a)(c)	1,188,808
	Total common stocks (cost $441,397,677)	632,799,645

Principal Amount (000) Convertible Bonds	Description
Conv-lndustrial

Jennison Natural Resources Fund, Inc.

Schedule of Investments as of February 28, 2005 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
9	JCI Ltd.(a)(g)
	11.00%, 7/15/05
	(cost $1,346)	16

Shares	Description
Preferred Stocks 0.4%
Oil & Gas 0.4%
42,900	Surgutneftegaz (ADR)(c)
	(cost $1,526,720)	2,788,500
LINKED NOTE 0.3%
Metals & Mining 0.3%
10,876	USD Palladium Linked Bank Note, zero coupon, 7/13/07
	(cost $2,000,001; Purchased 6/30/03-1 /05/05)(a)(d)(e)(f)	1,905,333

Units
WARRANTS(a) 0.1%
Metals & Mining
11,922	Pan American Silver Corp. Expiring 2/20/08 @ CAD$12	96,659
404,400	Peru Copper, Inc. Expiring 3/18/06	75,411

		172,070
Oil & Gas 0.1%
600,000	BPI Industries, Inc. Expiring 12/31/06(d)(e)(f)
	(cost $132,099; Purchased 12/31/04)	355,102

	Total warrants (cost $196,926)	527,172

	Total long-term investments (cost $445,122,670)	638,020,666

SHORT-TERM INVESTMENTS 24.0%
Mutual Fund 24.0%
157,956,963	Dryden Core Investment Fund-Taxable Money Market Series
	(cost $157,956,963)(b)	157,956,963
Repurchase Agreement
378,000	State Street Bank & Trust Co. Repurchase Agreement, dated 2/28/05, 0.60%, due 3/1/05(h)	378,000

	Total short-term investments (cost $158,334,963)	158,334,963

	Total Investments 120.9% (cost $603,457,633)	796,355,629
	Liabilities in excess of other assets ( 20.9%)	(137,732,731)

	Net Assets 100%	$658,622,898

(a)	Non-income producing security.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. (see Notes to Schedule of Investments)

(c)	Securities, or a portion thereof, on loan with an aggregate market value of $129,035,959; cash collateral of $134,863,645 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.

(d)	Indicates a fair valued security. The aggregate value, $25,842,620, is approximately 3.97% of net assets.

(e)	Indicates illiquid securities. The aggregate cost of such securities is $5,568,600. The aggregate value of $6,853,025 is approximately 1.0% of net assets.

(f)	Indicates securities restricted to resale. The aggregate cost of such securities was $5,568,600. The aggregate value of $6,853,025 is approximately 1.0% of net assets. Indicates a variable rate security. The interest rate shown reflects the rate in effect at February 28, 2005.

(g)	Indicates a variable rate security. The interest rate shown reflects the rate in effect at February 28, 2005.

(h)	State Street Bank & Trust Repurchase Agreement, 0.60% dated 2/28/05, due 3/1/05 in the amount of $378,006 (cost $378,000; collateralized by U.S. Treasury Bond 6.125% due 8/15/29. The value of the collateral including accrued interest was $386,858).

(i)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(j)	The United States Federal income tax basis of the Fund’s investments and the unrealized appreciation as of February 28, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$605,710,662	$199,073,771	$8,428,804	$190,644,967

The difference between book basis and tax basis was attributable to deferred losses on wash sales and mark-to-market on passive foreign investment companies.

ADR – American Depository Receipt

GDR – Global Depository Receipt

The classification of portfolio holdings by country and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2005 was as follows:

†United States	102.4%
Canada	14.3
Australia	1.9
South Africa	0.9
Japan	0.8
Hong Kong	0.5
United Kingdom	0.1

120.9%

Liabilities in excess of other assets	(20.9)

100.0%

†	A portion of the holdings represent ADR’s.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral, if the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey Chief Legal Officer

Date	April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date	April 25, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date	April 25, 2005

*	Print the name and title of each signing officer under his or her signature.